Label	Element	Value
C000235223 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.80%
C000235223 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.90%
C000240981 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	30.20%
C000240981 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.10%
C000200825 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	35.70%
C000200825 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.50%
C000240979 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	30.20%
C000240979 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.10%
C000235225 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.80%
C000235225 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.90%
C000240978 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	30.20%
C000240978 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.10%
C000245667 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	22.40%
C000245667 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	12.40%
C000235224 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.80%
C000235224 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.90%
C000235227 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.80%
C000235227 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.90%
C000240982 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	30.20%
C000240982 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.10%
C000240980 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	30.20%
C000240980 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.10%
C000235213 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	24.00%
C000235213 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	9.50%
C000048850 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	30.50%
C000048850 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.60%
C000235226 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.80%
C000235226 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.90%
C000235216 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	50.70%
C000235216 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%
C000240977 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	30.20%
C000240977 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.10%
C000235228 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.80%
C000235228 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.90%